FAIR VALUE MEASUREMENTS - summary of the changes in the fair value of PIPE Subscription, a Level 3 financial instrument (Details)	2 Months Ended
Jun. 30, 2026 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Fair value at April 20, 2026	$ 100,000,000
Change in fair value of PIPE Subscription derivative liability	37,942,000
Fair value at June 30, 2026	$ 137,942,000